BUSINESS TRANSACTIONS - MARA Project, Ownership Percentages (Details)			21 Months Ended
	Dec. 17, 2020	Mar. 19, 2019	Dec. 17, 2020
Alumbrera
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	100.00%
Alumbrera | Yamana
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		12.50%
Alumbrera | Glencore
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		50.00%
Alumbrera | Newmont
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		37.50%
Alumbrera | Maximum | Yamana
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	20.00%
Agua Rica
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		100.00%
Agua Rica | Yamana
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		100.00%
Agua Rica | Glencore
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		0.00%
Agua Rica | Newmont
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		0.00%
MARA Project
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	100.00%
MARA Project | Yamana
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	56.25%		43.75%
MARA Project | Glencore
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	25.00%
MARA Project | Newmont
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	18.75%